Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, Plant, and Equipment
Note 6: Property, Plant, and Equipment

	1/1/2017	Increase	Decrease	12/31/2017
	(Amounts in thousands of Euros)
Laboratory equipment	3,097	2,806	(83)	5,820
Building fixtures	4,610	534	(46)	5,098
Office equipment	607	275	(116)	766
Computer equipment	986	116	(30)	1,073
Property, plant, and equipment in progress	6,385	3,384	(55)	9,714

Total, gross	15,685	7,114	(329)	22,470

Accumulated depreciation of laboratory equipment	1,505	802	(63)	2,244
Accumulated depreciation of the building fixtures	1,109	484	(14)	1,580
Accumulated depreciation of office equipment	212	213	(105)	320
Accumulated depreciation of computer equipment	377	172	(30)	520

Total accumulated amortization and depreciation	3,202	1,671	(211)	4,663

Total, net	12,482	5,443	(118)	17,807

	1/1/2018	Increase	Decrease	12/31/2018
	(Amounts in thousands of Euros)
Laboratory equipment	5,820	6,305	(12)	12,113
Building fixtures	5,098	133	—	5,231
Office equipment	766	25	—	790
Computer equipment	1,073	434	—	1,507
Property, plant, and equipment in progress	9,714	7,623	(9,750)	7,587

Total, gross	22,470	14,520	(9,762)	27,228

Accumulated depreciation of laboratory equipment	2,244	1,567	—	3,811
Accumulated depreciation of the building fixtures	1,580	352	(12)	1,919
Accumulated depreciation of office equipment	320	129	—	449
Accumulated depreciation of computer equipment	520	310	—	830

Total accumulated amortization and depreciation	4,663	2,358	(12)	7,009

Total, net	17,807	12,162	(9,750)	20,219

	1/1/2019	Increase	Decrease	12/31/2019
	(Amounts in thousands of Euros)
Laboratory equipment	12,113	383	(64)	12,432
Building fixtures	5,231	582	—	5,813
Office equipment	790	18	—	808
Computer equipment	1,507	187	—	1,694
Property, plant, and equipment in progress	7,587	3,842	(24)	11,405

Total, gross	27,228	5,012	(88)	32,152

Accumulated depreciation of laboratory equipment	3,811	1,786	(64)	5,533
Accumulated depreciation of the building fixtures	1,919	671	—	2,590
Accumulated depreciation of office equipment	449	129	—	578
Accumulated depreciation of computer equipment	830	351	—	1,181

Total accumulated amortization and depreciation	7,009	2,937	(64)	9,882

Total, net	20,219	2,075	(24)	22,270

Over the three years presented, the acquisitions correspond primarily to building fixtures and to laboratory and production equipment and material.
As of December 31, 2018, the investments are mainly explained by the setup of the Company’s industrial machines (mainly Gen 4.0 et Cut Pack).
In 2019, the increase in “property plan and equipment in progress” is related to the purchase of materials for the design and development of future industrial machines (Gen 3.2, 3.3 and 4Bis), whose setup is expected during 2020.